Silent Partnerships (Tables)	9 Months Ended
Sep. 30, 2023
Silent Partnerships [Abstract]
Schedule of Continuity of the Company’s Silent Partnerships	Those debts are classified as “related party” in the statement of financial position. A continuity of the Company’s silent partnerships is as follows:
	3% SPAs	3.5% SPAs	8.5% SPAs	8% SPAs	Total
Balance, December 31, 2022	$537,359	$43,938	$909,703	$417,549	$1,908,549
Issued during the year	-	-	-	-	-
Extinguished during the year	-	-	(512,502)	(422,370)	(934,872)
Debt forgiveness	-	-	(48,735)	-	(48,735)
Accretion	31,412	2,528	17,521	813	52,274
Effects of currency translation	(8,460)	(691)	(157)	4,008	(5,300)
Balance, September 30, 2023	$560,311	$45,775	$365,830	$-	$971,916